Non-Current Liabilities - Lease Liabilities - Summary of Non-Current Liabilities - Lease Liabilities (Details)	Jun. 30, 2023 USD ($)
Non-current provisions [abstract]
Lease liabilities	$ 84,226
Total non-current provisions	$ 84,226